Additional information on the consolidated statements of income (loss) - Disclosure of employee benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Additional Information On Consolidated Statements Of Loss Line Items
Employee benefit expenses	$ 20,142	$ 20,701
Employee benefit expenses [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Salaries and wages	12,282	15,122
Share-based compensation	9,361	8,328
Cost recoveries from associates	(1,501)	(2,749)
Employee benefit expenses	$ 20,142	$ 20,701